                                 United States
                       Securities and Exchange Commission
                             Washington, DC  20549



FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2002

Check here if amendment [ x ];   Amendment Number: 1
This Amendment (Check only one):
[   ] is a restatement
[ x ] adds new holdings entries

This Amendment includes securities holdings reported on the Form 13F filed pursuant to a request for confidential treatment and for which confidential treatment expires on August 14, 2003.


Institutional Investment Manager Filing this Report:

Name:                    UBS Securities LLC
Address:                 677 Washington Boulevard
                         Stamford, CT 06901

13F File Number:  28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:           Jeffery H. Laska
Title:          Director
Phone:          (203) 719-6871

Signature, Place, and Date of Signing:

/s/ Jeffery H. Laska
Jeffery H. Laska
September 4, 2003
Stamford, Connecticut

Report Type (Check only one):

[ x ]  13F Holdings Report
[   ]  13F Notice
[   ]  13F Combination Report


Report Summary

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  3

Form 13F Information Table Value Total:  $ 142,746 (thousands)

List of Other Included Managers:  NONE

|----------|---------------|------------|----------|-------------------------|------------|------------|--------------------------|
|Column 1  |  Column 2     |  Column 3  | Column 4 |        Column 5         | Column 6   |  Column 7  |          Column 8        |
|----------|---------------|------------|----------|-------------------------|------------|------------|--------------------------|
|Name of   |  Title of     |  CUSIP     |  Value   | Shrs or | SH/PRN | Put/ | Investment |   Other    |      Voting authority    |
|Issuer    |   Class       |            |  x$1000  | prn amt |        | Call | Discretion |  Managers  |   Sole   | Shared | None |
|----------|---------------|------------|----------|-------------------------|------------|------------|--------------------------|
Sanmina SCI
Corp        SDCV  9/1        800907AD9     7,962    19,539,000   PRN              Sole                   19,539,000

Medtronic
Inc.        DBCV 1.250% 9/1  585055AB2    83,383    79,602,000   PRN              Sole                   79,602,000

Amgen Inc.  Note  3/0        031162AE0    51,401    69,815,000   PRN              Sole                   69,815,000
